Subsequent Event	6 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Subsequent event

28. Subsequent event

The Group has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that there are no events that would have required adjustment or disclosure in the financial statements